SEGMENTED INFORMATION	6 Months Ended	12 Months Ended
	Feb. 28, 2021	Aug. 31, 2020
Segment Reporting [Abstract]
SEGMENTED INFORMATION [Text Block]

11. SEGMENTED INFORMATION

As at February 28, 2021 and August 31, 2020, the Company is operating its business in one reportable segment: natural resource acquisitions. All of the Company's material long-lived assets are located in the United States.

11. SEGMENTED INFORMATION As at August 31, 2020 and August 31, 2019, the Company is operating its business in one reportable segment: natural resource acquisitions.